Commitments and contingencies (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Operating lease commitments
July 1, 2013 - June 30, 2014	$ 2,411,002
July 1, 2014 - June 30, 2015	1,996,130
July 1, 2015 - June 30, 2016	1,461,747
July 1, 2016 - June 30, 2017	100,126
July 1, 2017 and thereafter	150,189
Total	6,119,194
Other commitments
July 1, 2013 - June 30, 2014	3,627,428
July 1, 2014 - June 30, 2015	4,582,014
July 1, 2015 - June 30, 2016	4,582,014
July 1, 2016 - June 30, 2017	4,582,014
2017 and thereafter	19,282,642
Total	36,656,112
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Estimated amount of tax contingency	22,800,000
Financial Guarantee [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantee	1,016,943,176	951,053,313
Construction Contracts for Real Estate and Land Use Rights [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Short-term commitment, Due within 1 year	145,723,296
Non Cancelable Management and Insurance Contracts [Member]
Recorded Unconditional Purchase Obligation [Line Items]
July 1, 2013 - June 30, 2014	763,510
July 1, 2014 - June 30, 2015	254,503
Total	$ 1,018,013